Stockholders' Equity (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares issued	1	5,250	5,250
Par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Shares issued	0
Par value	$ 0.0001
Conversion to common stock	N/A
Series B Preferred Stock [Member]
Shares issued	1
Par value	$ 0.0001
Conversion to common stock	1:1
Series C Preferred Stock [Member]
Shares issued	1
Par value	$ 0.0001
Conversion to common stock	1:1
Series D Preferred Stock [Member]
Shares issued	1,379,685
Par value	$ 0.0001
Conversion to common stock	10:1
Series E Preferred Stock [Member]
Shares issued	0
Par value	$ 0.0001
Conversion to common stock	1:1